UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08049

Renaissance Capital Greenwich Funds

(Exact name of registrant as specified in charter)

2 Greenwich Plaza, Greenwich, CT 06830

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

203 622-2978

Date of fiscal year end:

9/30

Date of reporting period: 9/30/08

Item 1.  Reports to Stockholders.

IPO PLUS AFTERMARKET FUND

2008 Annual Report

September 30, 2008

Renaissance Capital Corporation

The IPO Experts

THE IPO PLUS

AFTERMARKET FUND

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IPOs for Everyone

 This page is not part of the prospectus.

Renaissance Capital—The IPO Experts

Dear Fellow Shareholders:

For the 12 months ended September 30, 2008, the IPO Plus Fund’s total return was -26.03%, compared with -21.98% for the S&P 500, -22.92% for the NASDAQ OTC Composite and -14.48% for the Russell 2000 Index*.

IPO activity during the second half of the fiscal year continued to slow. Faced with unprecedented uncertainty stemming from the spiraling of the credit crisis and slowing global economic growth, investors became increasingly risk averse. Just three of the companies that went public in the US during the Fund’s fiscal fourth quarter raised more than $100 million, and none of those have performed particularly well. During this tumultuous time, a portion of the IPO Plus Fund’s portfolio was moved into cash in an effort to reduce the negative impact on the Fund.

Looking ahead, we anticipate little from the IPO market for rest of calendar 2008 but are more optimistic for early 2009.  Based on our knowledge of the IPO market, we believe that there are many companies that want to avail themselves of the IPO market. History shows that after an IPO draught, the companies that go public are priced low to attract investors, have solid fundamentals and are structured so that the interests of management are aligned with those of public investors.

Thank you for being an IPO Plus Fund shareholder.

Sincerely,

IPO Plus Aftermarket Fund

October 27, 2008

* 2.96% and -0.04% were the IPO Plus Fund’s respective average annual returns for the five-year and ten-year periods ended 09/30/08. Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than original cost. Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of fund shares. The IPO Fund made no distributions during the period under review. The Fund’s prospectus contains more complete information, including fees, expenses and risks involved in investing in newly public companies and should be read carefully before investing. The S&P 500 is a widely recognized index of common prices. An investment cannot be made directly in an index. The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000, which represents approximately 98% of the investable U.S. equity market. The NASDAQ Composite Index measures all NASDAQ domestic and international-based common type stocks listed on the NASDAQ Stock Market.

	Year Ended	Five Years Ended	Ten Years Ended
	September 30, 2008	September 30, 2008	September 30, 2008
IPO Plus Aftermarket Fund	-26.03%	2.96%	-0.04%
Russell 2000 Index	-14.48%	8.15%	7.81%
Nasdaq OTC Composite	-22.92%	3.11%	2.09%
S&P 500 Index	-21.98%	5.17%	3.06%

* The line chart above represents the changes in value of a hypothetical $10,000 investment made in the IPO Plus Aftermarket Fund on 9/30/1998.  Returns include the reinvestment of all Fund distributions.  The returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than original cost.  Past performance is not predictive of future performance.  This chart is for illustrative purposes only and may not represent your returns.

IPO Plus Fund's Best Quarter	12/99	71.64%
IPO Plus Fund's Worst Quarter	12/00	-38.81%

	% of		% of
Holdings By Industry	Net Assets	Holdings By Industry	Net Assets

Aerospace / Defense	2.74%	Pharmaceuticals	4.64%
Commercial Services	10.43%	Retail	3.11%
Diversified Financial Services	4.84%	Software	8.44%
Electric	7.48%	Water	4.47%
Healthcare - Services	7.67%	Other/Cash & Equivalents	41.24%
Miscellaneous Manufacturing	4.94%	Total	100.00%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Trustees of

Renaissance Capital Greenwich Funds

We have audited the accompanying statement of assets and liabilities of The IPO Plus Aftermarket Fund, a series of shares of Renaissance Capital Greenwich Funds, including the portfolio of investments as of September 30, 2008 and the related statement of operations for the year the ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of September 30, 2008 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.      An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The IPO Plus Aftermarket Fund as of September 30, 2008, the results of its operations for the year ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

November 24, 2008

PORTFOLIO OF INVESTMENTS

As of September 30, 2008

		Shares	Value
	Common Stock 58.76%
	Aerospace / Defense 2.74%
	Aeroenvironment, Inc.*	9,500	$ 303,525

	Commercial Services 10.43%
	American Public Education, Inc. *	7,000	337,960
	New Oriental Education Technology Group - ADR *	7,000	449,680
	Visa, Inc.	6,000	368,340
			1,155,980
	Diversified Financial Services 4.84%
	Blackstone Group LP	17,000	260,780
	Interactive Brokers Group, Inc. - Cl. A *	5,000	110,850
	KBW, Inc. *	5,000	164,700
			536,330
	Electric 7.48%
	ITC Holdings Corp.	16,000	828,320

	Healthcare Services 7.67%
	Genoptix, Inc. *	9,000	294,030
	IPC The Hospitalist Co., Inc. *	21,600	555,120
			849,150
	Miscellaneous Manufacturing 4.94%
	Colfax Corp. *	7,000	116,970
	Polypore International, Inc. *	20,000	430,200
			547,170
	Pharmaceuticals 4.64%
	Herbalife Ltd.	13,000	513,760

	Retail 3.11%
	Burger King Holdings, Inc.	14,000	343,840

	Software 8.44%
	athenahealth, Inc. *	11,000	365,970
	MedAssets, Inc. *	8,000	137,600
	Solera Holdings, Inc. *	15,000	430,800
			934,370

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

As of September 30, 2008 (Continued)

		Shares	Value
	Water 4.47%
	American Water Works Co.	23,000	$ 494,500

	Total Common Stocks
	(Cost $6,075,341)		6,506,945

	Short-Term Investments 59.91%
	Registered Investment Companies 59.91%
	Milestone Treasury Obligations Portfolio
	(Cost $6,634,130)	6,634,130	6,634,130

	Total Investments 118.67%
	(Cost $12,709,471)(a)		$ 13,141,075
	Liabilities in Excess of Other Assets -18.67%		(2,067,770)
	Net Assets 100.00%		$ 11,073,305

*	Non-income producing security.
(a)	The cost for Federal income tax purposes was $12,773,267. At September 30, 2008 net unrealized appreciation for all
	securities based on tax cost was $367,808. This consists of aggregate gross unrealized appreciation of $527,583
	and aggregate gross unrealized depreciation of $159,775.

	ADR - American Depository Receipt

	See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Year

	Year Ended September 30,
	2008	2007	2006	2005		2004
Net Asset Value,
Beginning of Year	$ 15.06	$ 11.79	$ 12.58	$ 10.55		$ 9.63

Income (Loss) From
Investment Operations
Net Investment Income (Loss)	(0.12)	(0.18)	(0.20)	(0.25)		(0.26)
Net Realized and
Unrealized Gain (Loss)	(3.81)	3.43	(0.60)	2.28		1.17
Total from Investment
Operations	(3.93)	3.25	(0.80)	2.03		0.91

Paid-in-Capital From
Redemption Fees	0.01	0.02	0.01	0.00	*	0.01

Net Asset Value,
End of Year	$ 11.14	$ 15.06	$ 11.79	$ 12.58		$ 10.55

Total Return (1)	(26.03)%	27.74%	(6.28)%	19.24%		9.55%

Ratios and
Supplemental Data
Net Assets,
End of Year (000s)	$ 11,073	$ 18,095	$ 15,761	$ 20,096		$ 19,579
Ratio of Net Expenses
to Average Net Assets (2)	2.50%	2.50%	2.50%	2.50%		2.50%
Ratio of Net Expenses
to Average Net Assets
including dividends on
short sales (2)	2.50%	2.51%	2.51%	2.50%		2.50%
Ratio of Net Investment Income
(Loss) to Average Net Assets (2)	(0.83)%	(1.19)%	(1.42)%	(2.00)%		(2.24)%
Ratio of Expense
to Average Net Assets,
excluding waivers (2)	3.47%	3.07%	3.18%	3.27%		3.28%
Ratio of Net Investment Income
(Loss) to Average Net Assets,
excluding waivers (2)	(1.79)%	(1.76)%	(2.09)%	(2.77)%		(3.02)%

Portfolio Turnover Rate	429.90%	231.80%	260.25%	158.00%		159.73%

(1)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the
Milestone Treasury Obligations Portfolio. The financial statements of the Milestone Treasury Obligations Portfolio are included elsewhere in this report.
*	Per share amount represents less than $0.01 per share.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

As of September 30, 2008

Assets
Investment securities
At cost	$ 12,709,471
At value	$ 13,141,075
Receivable for Investments Sold	983,495
Interest Receivable	6,901
Receivable for Fund Shares Sold	500
Prepaid Expenses and Other Assets	51,136
Total Assets	14,183,107

Liabilities
Payable for Investments Purchased	3,054,687
Payable for Fund Shares Redeemed	13,482
Payable for Shareholder Service Fees	2,528
Payable for Distribution Fees	2,525
Payable for Advisory Fee	515
Accrued Expenses and Other Liabilities	36,065
Total Liabilities	3,109,802

Net Assets	$ 11,073,305

Net Assets Consist of:
Paid-in-Capital	$ 82,853,352
Accumulated Net Realized Loss on Investments	(72,211,651)
Net Unrealized Appreciation on Investments	431,604

$ 11,073,305

Net Asset Value, Offering and Redemption Price Per Share*
($11,073,305/993,883 shares of beneficial interest,
without par value, unlimited number of shares authorized)	$ 11.14

*The Fund imposes a 2% redemption fee on shares sold, other than those received from the reinvestment of dividends and capital gains, that were held 90 days or fewer.

See Notes to Financial Statements

STATEMENT OF OPERATIONS

For the Year Ended September 30, 2008

Investment Income
Interest	$ 131,253
Dividends (net of foreign tax withheld of $5,983)	109,312
Total Investment Income	240,565

Expenses
Investment Adviser	216,121
Administration Fees	56,993
Distribution Fees	36,020
Shareholder Service Fees	36,020
Transfer Agent Fees and Expenses	35,798
Professional Fees	33,906
Federal and State Registration	31,312
Shareholder Reports	22,589
Custody Fees	11,224
Trustees' Fees	10,961
Insurance	1,580
Other Expenses	5,977
Total Expenses	498,501
Less:
Fees Waived by the Adviser	(139,074)
Net Expenses	359,427
Net Investment Income (Loss)	(118,862)
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investment Securities	(2,588,512)
Short Sales	386,145
Net Realized Gain (Loss) on Investments and Short Sales	(2,202,367)

Net Change in Unrealized Appreciation (Depreciation)
During the Period on:
Investment Securities	(1,798,742)
Short Sales	5,641
Net Change in Unrealized Appreciation (Depreciation)
of Investments and Short Sales	(1,793,101)

Net Realized and Unrealized Gain (Loss) on Investments	(3,995,468)

Net Decrease in Net Assets Resulting from Operations	$ (4,114,330)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	September 30,	September 30,
	2008	2007
Increase (Decrease) in Net Assets
from Operations
Net Investment Income (Loss)	$ (118,862)	$ (217,889)
Net Realized Gain (Loss) on Investments
and Short Sales	(2,202,367)	3,179,629
Net Change in Unrealized Appreciation
(Depreciation) of Investments and Short Sales	(1,793,101)	1,152,842
Net Increase (Decrease) in Net Assets
Resulting from Operations	(4,114,330)	4,114,582

Fund Share Transactions
Proceeds from Shares Sold	1,494,346	4,105,938
Cost of Shares Redeemed	(4,414,954)	(5,908,268)
Redemption Fee Proceeds	12,746	21,853
Net Decrease in Net Assets
from Fund Share Transactions	(2,907,862)	(1,780,477)

Total Increase (Decrease) in Net Assets	(7,022,192)	2,334,105

Net Assets
Beginning of Year	18,095,497	15,761,392
End of Year	$ 11,073,305	$ 18,095,497

Increase (Decrease) in Fund Shares Issued
Number of Shares Sold	109,606	280,754
Number of Shares Redeemed	(317,044)	(416,184)
Net Decrease in Fund Shares	(207,438)	(135,430)

See Notes to Financial Statements

Notes to Financial Statements

For the Year Ended September 30, 2008

The IPO Plus Aftermarket Fund (“IPO+ Fund”) is a series of Renaissance Capital Greenwich Funds (“Renaissance Capital Funds”), a Delaware Trust, operating as a registered, diversified, open-end investment company. Renaissance Capital Funds, organized on February 3, 1997, may issue an unlimited number of shares and classes of the IPO+ Fund.

The investment objective of the IPO+ Fund is to seek capital appreciation by investing in the common stocks of Initial Public Offerings on the offering and in the aftermarket.

A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are followed by the IPO+ Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results may differ from those estimates.

1. SECURITY VALUATION: Portfolio securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded.   NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Short-term investments are carried at amortized cost, which approximates value.   Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Fund’s Board of Trustees (the “Board”), are valued at fair value using good faith estimates as determined in accordance with the Trust’s “Procedures for Valuing Illiquid Securities and Securities for Which Market Quotations are Not Readily Available or May be Unreliable.”   There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, the Board, after consulting with representatives of the Fund’s Advisor and/or the Fund’s Administrator, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) market prices for a security or securities deemed comparable, including the frequency of trades or quotes for the security and comparable securities; (ii) dealer valuations of a security or securities deemed comparable; and (iii) determinations of value by one or more pricing services for a security or securities deemed comparable.   As of September 30, 2008, the Fund did not hold any securities for which market quotations were not readily available.

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 applies to fair value measurements already required or permitted by existing standards.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  As of September 30, 2008 the Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.  However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Notes to Financial Statements

For the Year Ended September 30, 2008 (Continued)

In March of 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”), which is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how an why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s operation and financial position.  Management is currently evaluating the implications of SFAS 161, which is effective for fiscal years beginning after November 15, 2008.  The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

2. FEDERAL INCOME TAXES: It is the IPO+ Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

On July 13, 2006, The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is required for fiscal years beginning after June 29, 2007 and is to be applied to all open tax years as of the effective date.  Effective October 1, 2007, the Fund adopted FIN 48.  Management reviewed the tax positions in open tax years 2005 through 2008 and determined that the implementation of FIN 48 had no impact on the Fund’s net assets or results of operations.

As of September 30, 2008, the IPO+ Fund had a federal income tax capital loss carry forward of $69,409,533.  Federal capital loss carry forwards expire as follows: $65,326,226 expiring in 2009, $1,806,048 expiring in 2010, $2,277,259 expiring.  To the extent future capital gains are offset by capital loss carry forwards, such gains will not be distributed.

As of September 30, 2008 the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	Net unrealized appreciation (depreciation) on investments	Post October loss	Total accumulated earnings (deficit)
$(69,409,533)	$367,808	$(2,738,322)	$(71,780,047)

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.  In addition, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $2,738,322 of such capital loss.

3. DISTRIBUTIONS TO SHAREHOLDERS: The IPO+ Fund will normally distribute substantially all of its net investment income in December. Any realized net capital gains will be distributed annually.  All distributions are recorded on the ex-dividend date.  The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, expiration of unused capital loss carry forwards and differing characterizations of distributions made by the Fund.

Notes to Financial Statements

For the Year Ended September 30, 2008 (Continued)

Permanent book and tax differences resulted in reclassification for the year ended September 30, 2008 as follows: a decrease in paid-in-capital of $3,699,089 and a decrease in undistributed net investment loss of $118,862 and a decrease in accumulated net realized losses on investments of 3,580,227.

4. OTHER: Security transactions are accounted for on a trade date basis.  In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.

B. INVESTMENT ADVISER: Under the terms of an Investment Advisory Agreement with Renaissance Capital, LLC, a registered investment adviser, the IPO+ Fund agrees to pay Renaissance Capital, LLC an annual fee equal to 1.50% of the average daily net assets of the IPO+ Fund, payable monthly. Additionally, Renaissance Capital, LLC has voluntarily agreed to defer or waive fees or absorb some or all of the expenses (excluding dividends on short sales) of the IPO+ Fund in order to limit Total Fund Operating Expenses to 2.50%.  During the year ended September 30, 2008, Renaissance Capital, LLC deferred fees of $139,074.

These deferrals are subject to later recapture by Renaissance Capital for a period of three years.  Total deferrals subject to recapture by Renaissance Capital are $366,266.  These deferrals will expire as follows: $124,667 expiring in 2009, $102,525 expiring in 2010 and $139,074 expiring in 2011.

C. FUND ADMINISTRATION: Under an Administration and Fund Accounting Agreement (the “Administration Agreement”), the Administrator generally supervises certain operations of the IPO+ Fund, subject to the over-all authority of the Board of Trustees.  For its services, the Administrator receives a fee computed daily at an annual rate based on average daily net assets of the IPO+ Fund, subject to an annual minimum plus out of pocket expenses.

D. SHAREHOLDER SERVICES: The IPO+ Fund has adopted a Distribution and Shareholder Services Plan (“the Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes the IPO+ Fund, as determined from time to time by the Board of Trustees, to pay up to 0.50% of the IPO+ Fund’s average daily net assets for distribution and shareholder servicing.

Notes to Financial Statements

For the Year Ended September 30, 2008 (Continued)

The total annual fee for distribution of the IPO+ Fund’s shares, which is payable monthly, will not exceed 0.25% of the average daily net asset value of shares invested in the IPO+ Fund by customers of the broker-dealers or distributors.

Each shareholder servicing agent receives an annual fee, which is payable monthly up to 0.25% of the average daily net assets of shares of the IPO+ Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship.

To discourage short-term investing and recover certain administrative, transfer agency, shareholder servicing and other costs associated with such short-term investing, the IPO+ Fund charges a 2% fee on such redemptions of shares held less than 90 days.  Such fees amounted to $12,746 for the year ended September 30, 2008.

E. TRUSTEES' FEES: Trustees’ fees are $4,000 per year plus $500 for each meeting attended per Trustee.

F. PURCHASES AND SALES: For the year ended September 30, 2008, the IPO+ Fund made purchases with a cost of $44,807,278 and sales with proceeds of $48,293,755 of investment securities other than long-term U.S. Government and short-term securities.

G. SHORT SALES AND SEGREGATED CASH: Short sales are transactions in which the IPO+ Fund sells a security it does not own, in anticipation of a decline in the market value of that security.  To complete such a transaction, the IPO+ Fund must borrow the security to deliver to the buyer upon the short sale; the IPO+ Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The IPO+ Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the IPO+ Fund replaces the borrowed security.  The IPO+ Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized.  The IPO+ Fund maintains the collateral in segregated accounts consisting of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions.  Typically, the segregated cash with brokers and other financial institutions exceeds the minimum requirements.

The IPO+ Fund may also sell short “against the box” (i.e. the Fund enters into a short sale as described above while holding an offsetting long position in the security which it sold short).

If the IPO+ Fund enters into a short sale against the box, it will segregate an equivalent amount of securities owned by the IPO+ Fund as collateral while the short sale is outstanding.

H. OTHER: Investing in Initial Public Offerings entails special risks, including limited operating history of the companies, unseasoned trading, high portfolio turnover and limited liquidity.

5. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES:  The Fund currently seeks to achieve its investment objective by investing a portion of its assets in the Milestone Treasury Obligations Portfolio (the “Portfolio”), a registered open-end management investment company, from time to time.  The Fund may redeem its investment from the Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Portfolio.  The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.  As of September 30, 2008, the percentage of the Fund’s net assets invested in the Portfolio was 59.91%.

OBTAINING ADDITIONAL INFORMATION (Unaudited)

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Fund voted proxies related to portfolio securities during the year ended June 30, 2008 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-476-3863 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1st and 3rd FISCAL QUARTER PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.   Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).   The information on Form N-Q is available without charge, upon request, by calling 1-888-476-3863.

Trustees and Officers*

Name

Principal

Other

Address

Position(s)

Length of

Occupation(s)

Directorships

Date of Birth

Held with Fund (a)

Service (b)

During Past 5 Years

Held

Kathleen Shelton Smith

Affiliated Trustee

Trustee since

Chairperson, Vice President, Treasurer

None

Two Greenwich Plaza

Chairperson

December 1997

and Secretary

Greenwich, CT  06830

VP, Treasurer, CCO

Renaissance Capital LLC

05/27/54

William K. Smith

President

Trustee from

President and Director -

None

Two Greenwich Plaza

12/18/97 through

Renaissance Capital LLC

Greenwich, CT  06830

11/18/05*

05/10/51

Linda R. Killian

VP, Secretary,

Trustee from

Vice President and Director -

None

Two Greenwich Plaza

Chief Investment

12/18/97 through

Renaissance Capital LLC

Greenwich, CT  06830

Officer

11/18/05*

08/09/50

Warren K. Greene

Independent Trustee

Trustee since

Senior Vice President and

EII Realty

American Investors Fund LLC

December 1997

Investment Manager -

Securities Trust

40 Hoyt Street

NorthCoast Asset Management LLC**

Stamford, CT 06905

(January 1995 – June 2006)

02/03/36

Gerald W. Puschel

Independent Trustee

Trustee since

President and

None

F. Schumacher & Co.

December 1997

Chief Executive Officer

79 Madison Ave.

F. Schumacher & Co.

New York, NY  10016

12/16/41

(a) As of September 30, 2008, there is only one (1) portfolio in the complex and it is overseen by all Trustees

(b) The term of service for each trustee is indefinite until a successor is elected.

*At a meeting of the Board of Directors on November 18, 2005, Martin V. Alonzo, Philip D. Gunn and G. Peter O’Brien resigned as Independent Trustees of the Fund,

and Linda R. Killian and William K. Smith resigned as Affiliated Trustees of the Fund.

**FKA Trendlogic

The IPO+ Fund's Statement of Additional Information (SAI) includes information about the Fund's trustees and officers.

The SAI is available, without charge, upon request by calling toll-free 1-888-476-3863.

Supplemental Information

September 30, 2008 (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1 fees), and other expenses.   The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare theses costs with the ongoing costs of investing in other mutual funds.   Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), contingent deferred sales charges (CDSCs) on redemptions or redemption fees on shares sold that were held 90 days or fewer.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from April 1, 2008 through September 30, 2008.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value (4/1/08)	Ending Account Value (9/30/08)	Expenses Paid During Period* (4/1/08-9/30/08)
Actual	$1,000.00	$880.60	$11.75
Hypothetical (5% return before expenses)	1,000.00	1,012.50	12.58

* Expenses are equal to the Fund’s annualized expense ratio of 2.50%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the days in the reporting period).

Supplemental Information

September 30, 2008 (Unaudited)

FINANCIAL STATEMENTS OF UNDERLYING FUND

As discussed in Note 5 to the financial statements of the IPO Plus Aftermarket Fund, the following pages will include the financial statements of the aforementioned underlying fund, the Milestone Treasury Obligations Portfolio (the “Portfolio”).   The pages have been extracted from the latest audited annual report published for the Portfolio, dated November 30, 2007.   The full report of the Portfolio, along with the report of the independent registered public accounting firm is included in the the Milestone Funds N-CSR filing dated February 7, 2008, available at ‘www.sec.gov’.  Following the pages extracted from the November 30, 2007 report, the reader will find an unaudited balance sheet and an unaudited portfolio of holdings for the Portfolio as of September 30, 2008.

The Milestone Funds
Treasury Obligations Portfolio

The Milestone Funds

ANNUAL REPORT

NOVEMBER 30, 2007

ADVISER

Milestone Capital Management, LLC

The
Milestone
Funds

The Milestone Funds Privacy Policy

Protecting the Privacy of Information

The Milestone Funds respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

**You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Milestone Funds do not share information with other companies for purposes of marketing solicitations for products other than the Milestone Funds. Therefore, The Milestone Funds do not provide opt-out options to their shareholders.*

An investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Portfolio.

The Milestone Funds

TABLE OF CONTENTS

Letter to Our Shareholders 1

Portfolio Summary 2

Fees and Expenses 3

Portfolio of Investments 5

Statement of Assets and Liabilities 7

Statement of Operations 8

Statements of Changes in Net Assets 9

Notes to Financial Statements 10

Financial Highlights 14

Report of Independent Registered Public Accounting Firm 19

Trustees and Officers 20

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Letter to Our Shareholders

NOVEMBER 30, 2007

Dear Investors:

The year 2007 marked our thirteenth full year of exemplary operation and service to our investors. The enclosed report highlights the results of our conservative investment philosophy. On behalf of the Board and the entire Milestone team, we would like to express our sincere appreciation to you for your on-going confidence and support.

The market environment of the past year was characterized by great uncertainty and turmoil, particularly in the credit markets. These unfortunate circumstances have profoundly affected the financial landscape. We are proud to report that the Fund maintained a stable base of assets, met the growing liquidity and service needs of both existing and new institutional investors, fully complied with strict prospectus and regulatory requirements, and generated consistently competitive performance for our shareholders.

As we look ahead to 2008, we remain committed to our fundamental business philosophy of working in partnership with all of the Fund's investors to consistently provide the highest standard of liquidity management services. Please call on us if we can be of service in any way.

Sincerely,

Leigh Carleton
CEO
Milestone Capital Management

Marc Pfeffer
CIO
Milestone Capital Management

1

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO
Portfolio Summary
NOVEMBER 30, 2007

PORTFOLIO BREAKDOWN

Repurchase Agreements – 100.0%

All data is as of November 30, 2007. The Portfolio breakdown is expressed as a percentage of total investments and may vary over time.

2

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Fees and Expenses

NOVEMBER 30, 2007

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees; administration fees; shareholder service fees; distribution fees (Premium & Administrative Shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six months ended November 30, 2007.

Actual Expenses

The first line of each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divide by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other Funds. To do so, compare this 5% hypothetical example with the hypothetical example that appears in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Treasury Obligations Portfolio – Investor Shares				
Actual	$1,000.00	$1,022.31	0.45%	$2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28
Treasury Obligations Portfolio – Institutional Shares				
Actual	$1,000.00	$1,023.59	0.20%	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,024.07	0.20%	$1.01
Treasury Obligations Portfolio – Financial Shares				
Actual	$1,000.00	$1,023.84	0.15%	$0.76
Hypothetical (5% return before expenses)	$1,000.00	$1,024.32	0.15%	$0.76

3

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO
Fees and Expenses (Continued)
NOVEMBER 30, 2007

	Beginning Account Value 6/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Treasury Obligations Portfolio – Premium Shares				
Actual	$1,000.00	$1,021.34	0.64%	$3.24
Hypothetical (5% return before expenses)	$1,000.00	$1,021.86	0.64%	$3.24
Treasury Obligations Portfolio – Administrative Shares				
Actual	$1,000.00	$1,018.73	1.15%	$5.83
Hypothetical (5% return before expenses)	$1,000.00	$1,019.29	1.15%	$5.83

* *Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended November 30, 2007, and divided by the 365 days in the Portfolio's current fiscal year (to reflect the six-month period).*

4

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Portfolio of Investments

NOVEMBER 30, 2007
($ in Thousands)

	Principal Amount	Interest Rate	Maturity Date	Value (note 1)
Repurchase Agreements — 99.3%				
Banc of America Securities LLC, dated 11/30/07, repurchase price $100,027 (Collateralized by: U.S. Treasury Note: $95,064, 4.875%, 7/31/11; aggregate market value plus accrued interest $102,000)	$100,000	3.25%	12/3/07	$100,000
BNP Paribas Securities Corp., dated 11/30/07, repurchase price $400,103 (Collateralized by: U.S. Treasury Bills: $63,126, 4/3/08–4/10/08; U.S. Treasury Notes: $336,247, 3.125%–5.500%, 4/30/08–5/15/13; aggregate market value plus accrued interest $408,000)	400,000	3.10%	12/3/07	400,000
BNP Paribas Securities Corp., dated 11/30/07, repurchase price $100,035 (Collateralized by: U.S. Treasury Bill: $29,319, 5/1/08; U.S. Treasury Notes: $70,442, 4.625%–5.000%, 2/29/08–8/15/11; aggregate market value plus accrued interest $102,000)	100,000	4.20%	12/3/07	100,000
Credit Suisse Securities (USA) LLC, dated 11/30/07, repurchase price $170,044 (Collateralized by: U.S. Treasury Bonds: $47,755, 12.000%–13.250%, 8/15/13–5/15/14; U.S. Treasury Notes: $115,081, 3.625%–4.875%, 6/30/12–8/15/14; aggregate market value plus accrued interest $173,404)	170,000	3.10%	12/3/07	170,000
Credit Suisse Securities (USA) LLC, dated 11/30/07, repurchase price $400,113 (Collateralized by: U.S. Treasury Bond: $1,776, 12.000%, 8/15/13; U.S. Treasury Notes: $393,080, 3.375%–4.750%, 5/31/12–11/15/14; aggregate market value plus accrued interest $408,003)	400,000	3.40%	12/3/07	400,000
Deutsche Bank Securities, Inc., dated 11/27/07, repurchase price $150,100 (Collateralized by: U.S. Treasury Inflation Index Note: $65,958, 3.500%, 1/15/11; U.S. Treasury Notes: $64,963, 3.625%–4.500%, 2/15/09–2/15/14; aggregate market value plus accrued interest $153,000)	150,000	4.00%	12/3/07	150,000
Deutsche Bank Securities, Inc., dated 11/30/07, repurchase price $590,252 (Collateralized by: U.S. Treasury Inflation Index Note: $259,480, 3.500%, 1/15/11; U.S. Treasury Notes: $255,565, 3.625%–4.500%, 2/15/09–2/15/14; aggregate market value plus accrued interest $601,902)	$590,100	3.10%	12/3/07	$590,100
JPMorgan Chase & Co., dated 11/30/07, repurchase price $300,078 (Collateralized by: U.S. Treasury Bonds: $12,712, 12.500%–13.250%, 5/15/14–8/15/14; U.S. Treasury Notes: $279,327, 2.625%–6.000%, 11/15/08–8/15/14; aggregate market value plus accrued interest $306,002)	300,000	3.10%	12/3/07	300,000

See notes to financial statements.

5

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Portfolio of Investments (Continued)

NOVEMBER 30, 2007

($ in Thousands)

	Principal Amount	Interest Rate	Maturity Date	Value (note 1)
Repurchase Agreements — 99.3% (Continued)				
UBS Securities LLC, dated 11/20/07, repurchase price $75,120 (Collateralized by: U.S. Treasury Bill: $20,590, 4/10/08, U.S. Treasury Bond: $13,159, 12.500%, 8/15/14; U.S. Treasury Notes: $39,333, 3.500%–5.500%, 2/15/08–9/30/12; aggregate market value plus accrued interest $76,501)	75,000	4.10%	12/4/07	75,000
UBS Securities LLC, dated 6/6/07, repurchase price $25,765 (Collateralized by: U.S. Treasury Notes: $24,410, 3.625%–6.000%, 8/15/09–2/15/11; aggregate market value plus accrued interest $25,504)	25,000	5.22%	1/3/08	25,000
UBS Securities LLC, dated 6/21/07, repurchase price $26,037 (Collateralized by: U.S. Treasury Notes: $24,261, 4.250%–4.625%, 7/31/12–9/30/12; aggregate market value plus accrued interest $25,505)	25,000	5.24%	4/1/08	25,000
UBS Securities LLC, dated 6/21/07, repurchase price $26,248 (Collateralized by: U.S. Treasury Bond: $797, 12.000%, 8/15/13; U.S. Treasury Notes: $23,471, 3.500%–6.000%, 5/15/09–8/15/13; aggregate market value plus accrued interest $25,505)	25,000	5.24%	5/29/08	25,000
Total Repurchase Agreements (Cost $2,360,100)				2,360,100
Total Investments (Cost $2,360,100) — 99.3%				2,360,100
Other assets in excess of liabilities — 0.7%				17,298
Net Assets — 100.0%				$2,377,398

See notes to financial statements.

6

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO
Statement of Assets and Liabilities
NOVEMBER 30, 2007

ASSETS:	
Repurchase agreements, at value and cost (note 1)	$ 2,360,100,000
Cash	24,007
Receivable for securities sold	19,955,116
Interest receivable	2,176,356
Prepaid expenses	431
Total assets	2,382,255,910
LIABILITIES:	
Dividends payable	4,200,994
Advisory fee payable	184,610
Shareholder service fee payable	97,515
Administration fee payable	65,625
Distribution fee payable — Premium & Administrative Shares	51,133
Accrued expenses	257,568
Total liabilities	4,857,445
NET ASSETS	$ 2,377,398,465
NET ASSETS BY CLASS OF SHARES:	
Investor Shares	$ 304,798,509
Institutional Shares	1,381,618,586
Financial Shares	538,914,423
Premium Shares	96,510,676
Administrative Shares	55,556,271
NET ASSETS	$ 2,377,398,465
SHARES OUTSTANDING:	
Investor Shares	304,766,156
Institutional Shares	1,381,486,101
Financial Shares	538,952,662
Premium Shares	96,548,353
Administrative Shares	55,556,143
NET ASSET VALUE PER SHARE	$ 1.00
COMPOSITION OF NET ASSETS:	
Shares of beneficial interest	$ 2,377,304,107
Accumulated net realized gain	94,358
NET ASSETS	$ 2,377,398,465

See notes to financial statements.

7

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Statement of Operations

FOR THE YEAR ENDED NOVEMBER 30, 2007

INVESTMENT INCOME:	
Interest	$110,289,201
EXPENSES (note 2):	
Advisory fees	2,181,507
Administration fees	872,602
Shareholder service fees:	
Investor Shares	668,853
Institutional Shares	1,036,830
Financial Shares	361,258
Premium Shares	264,022
Administrative Shares	122,525
Distribution fees:	
Premium Shares	264,022
Administrative Shares	367,575
Custodian fees and expenses	133,240
Transfer agent fees and expenses	127,480
Publication expenses and rating service fees	99,532
Legal fees	79,144
Accounting service fees	57,203
Cash management fees	44,399
Trustees' fees	33,763
Report to shareholders	32,200
Insurance expense	31,881
Audit fees	29,675
Registration and filing fees	27,110
Compliance fees	25,851
Offering cost — Administrative Shares	9,520
Other expenses	12,731
Total expenses before reimbursement	6,882,923
Reimbursement	(1,275,925)
Net Expenses	5,606,998
NET INVESTMENT INCOME	104,682,203
NET REALIZED GAIN ON INVESTMENTS	13,841
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$104,696,044

See notes to financial statements.

8

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO
Statements of Changes in Net Assets

	For the year ended November 30, 2007	For the year ended November 30, 2006
INCREASE (DECREASE) IN NET ASSETS:		
OPERATIONS:		
Net investment income	$ 104,682,203	$ 92,764,866
Net realized gain on investments	13,841	33,467
Net increase in net assets resulting from operations	104,696,044	92,798,333
DISTRIBUTIONS TO SHAREHOLDERS:		
Net investment income — Investor Shares	(12,367,859)	(13,855,934)
Net investment income — Institutional Shares	(50,263,015)	(35,134,462)
Net investment income — Financial Shares	(35,451,992)	(35,936,756)
Net investment income — Premium Shares	(4,692,839)	(7,410,303)
Net investment income — Administrative Shares	(1,906,498)	(427,411)
Net realized gain on investments — Investor Shares	(1,165)	(4,913)
Net realized gain on investments — Institutional Shares	(5,010)	(11,618)
Net realized gain on investments — Financial Shares	(3,137)	(11,932)
Net realized gain on investments — Premium Shares	(545)	(2,691)
Net realized gain on investments — Administrative Shares	(208)	(51)
Total distributions to shareholders	(104,692,268)	(92,796,071)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST*:		
Sale of shares — Investor Shares	742,020,302	1,101,655,583
Sale of shares — Institutional Shares	6,277,855,974	5,059,299,706
Sale of shares — Financial Shares	10,926,977,529	14,088,186,962
Sale of shares — Premium Shares	379,541,548	646,515,915
Sale of shares — Administrative Shares	275,451,643	93,230,204
Reinvested dividends — Investor Shares	2,442,940	3,697,619
Reinvested dividends — Institutional Shares	19,786,504	17,586,353
Reinvested dividends — Financial Shares	18,928,644	19,709,921
Cost of shares repurchased — Investor Shares	(913,704,164)	(946,055,630)
Cost of shares repurchased — Institutional Shares	(5,823,996,660)	(4,747,165,693)
Cost of shares repurchased — Financial Shares	(11,076,852,096)	(14,513,435,022)
Cost of shares repurchased — Premium Shares	(452,356,452)	(631,225,850)
Cost of shares repurchased — Administrative Shares	(266,503,791)	(46,621,913)
Net increase in net assets from shares of beneficial interest	109,591,921	145,378,155
Total increase	109,595,697	145,380,417
NET ASSETS:		
Beginning of year	2,267,802,768	2,122,422,351
End of year	$ 2,377,398,465	$ 2,267,802,768

* Share transactions at net asset value of $1.00 per share.

See notes to financial statements.

9

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Notes to Financial Statements

NOVEMBER 30, 2007

NOTE 1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Milestone Funds (the "Trust") was formed as a Delaware business trust on July 14, 1994. The Trust is registered as an open-end, management investment company under the Investment Company Act of 1940. It currently has one diversified investment portfolio, the Treasury Obligations Portfolio (the "Portfolio") which is authorized to issue an unlimited number of shares of beneficial interest without par value. The Portfolio is currently authorized to issue five classes of shares: Investor Shares, Institutional Shares, Financial Shares, Premium Shares and Administrative Shares. The Trust commenced the offering of Investor Shares of the Portfolio on December 30, 1994, Institutional Shares on June 20, 1995, Financial Shares on March 13, 1997, Premium Shares on May 20, 1997 and Administrative Shares on September 6, 2006. The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.

Valuation of Securities — Securities in which the Portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount are charged to income.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurement. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, on the financial statements has not yet been determined.

Repurchase Agreements — The Portfolio may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Portfolio's agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value plus accrued interest greater than or equal to the repurchase price. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

Security Transactions — Security transactions are recorded on the trade date. Realized gains and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at November 30, 2007 is substantially the same as shown on the accompanying portfolio of investments.

Multiple Class Allocations — Each share of the Portfolio's five classes represents an undivided, proportionate interest in the Portfolio. All income, expenses (other than class specific expenses), and realized gains or losses are allocated daily to each class of shares based on the relative value of the shares of each class. The Portfolio's class specific expenses

10

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Notes to Financial Statements (Continued)

NOVEMBER 30, 2007

include Shareholder Service fees, Distribution fees, Administration fees, certain Transfer Agent fees, and certain registration fees. In addition, there are differences among the classes of shares with respect to the minimum investment required and voting rights affecting each class.

Income Taxes — It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provision has been made for federal income taxes.

The financial statements have been prepared in compliance with all applicable accounting rules and practices, including FIN 48.

Interest Income and Dividends to Shareholders — Interest income is accrued as earned. Dividends to shareholders from each class of the Portfolio's net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed at least annually. Net realized capital gains earned by the Portfolio are considered short-term gains for tax purposes. Distributions to shareholders for tax purposes are substantially the same as shown in the Statements of Changes in Net Assets.

Accounting Estimates — The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 2. INVESTMENT ADVISORY AND OTHER SERVICES

Milestone Capital Management, LLC (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the average daily net assets of the Portfolio.

The Trust has adopted a Shareholder Service Plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services. For these services, the Adviser receives fees at annual rates up to 0.25% of the average daily net assets of the Investor Shares, Premium Shares and Administrative Shares, up to 0.10% of the average daily net assets of the Institutional Shares, and up to 0.05% of the average net assets of the Financial Shares. For the year ended November 30, 2007, for these services, the Adviser charged fees, prior to any waivers, at annual rates equal to 0.25%, 0.10%, 0.05%, 0.25% and 0.25% of the daily average net assets of the Investor Shares, Institutional Shares, Financial Shares, Premium Shares and Administrative Shares, respectively. The Adviser pays the shareholder servicing agents these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement.

For the year ended November 30, 2007, the Adviser agreed to waive any portion of its Shareholder Service fees and reimburse any other expenses in order to limit the total expenses of the Investor Shares, Institutional Shares and Financial Shares to 0.45%, 0.20% and 0.15% of their average daily net assets, respectively. As a result, for the year ended November 30, 2007, the Adviser received Shareholder Service fees equal to annual rates of 0.22%, 0.01% and 0.02% of the average daily net assets of the Investor Shares, Institutional Shares and Financial Shares, respectively.

11

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO
Notes to Financial Statements (Continued)
NOVEMBER 30, 2007

The Trust has adopted a Distribution Plan for the Premium Shares and Administrative Shares. The plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of the Premium Shares and Administrative Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers who enter into agreements with the Trust. Pursuant to this plan, the Portfolio may incur distribution expenses related to the sale of the Premium Shares and Administrative Shares at annual rates of up to 0.35% of the average daily net assets of the Premium Shares and 0.75% of the average daily net assets of the Administrative Shares. For the year ended November 30, 2007, pursuant to this plan, the Adviser charged fees, prior to any waivers, at an annual rate equal to 0.25% and 0.75% of the average daily net assets of the Premium Shares and Administrative Shares, respectively. The plan will only make payment for expenses actually incurred on a first-in, first-out basis. The plan may carry forward for an unlimited number of years any unreimbursed expenses. As of November 30, 2007, there were no unreimbursed expenses.

For the current fiscal year, the Adviser has agreed to waive any portion of distribution expenses in order to limit the total expenses of the Premium Shares and Administrative Shares up to 0.65% and 1.20% of the average daily net assets, respectively. During the year ended November 30, 2007, the total expenses of the Premium Shares and Administrative Shares did not exceed their limits.

The Adviser also serves as administrator (the "Administrator") to the Trust pursuant to an Administration Agreement with the Trust on behalf of the Portfolio. As compensation for services provided under the Administration Agreement, the Administrator receives a monthly fee calculated at the annual rate of 0.04% of the assets of the Portfolio taken as a whole, and allocated to each class based on the number of shareholders in that class, services provided, and other factors. This may result in each class being charged more or less than 0.04% of its respective net assets.

During the year ended November 30, 2007, the Portfolio paid administration fees attributable to each class as follows:

Investor Shares:	$215,493
Institutional Shares:	600,357
Financial Shares:	48,844
Premium Shares:	5,260
Administrative Shares:	2,648

In addition, the Administrator has a sub-administration agreement with The Bank of New York (the "Sub-Administrator"). Under the terms of the sub-administration agreement, the Administrator may delegate certain duties to the Sub-Administrator. For its services, the Sub-Administrator earned from the Administrator $100,000 during the year ended November 30, 2007.

Effective July 2, 2007, The Bank of New York Company, Inc., the former parent company of The Bank of New York, merged with Mellon Financial Corporation to form The Bank of New York Mellon Corporation. As of such date the The Bank of New York became a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

ALPS Fund Services, Inc. is the Trust's transfer agent, and ALPS Distributors, Inc. is the dividend disbursing agent, and also the Trust's Distributor of the Portfolio's shares, pursuant to a Distribution Agreement with the Trust. The

12

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Notes to Financial Statements (Continued)

NOVEMBER 30, 2007

Distributor is an affiliate of the Trust's transfer agent. The Distributor is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Distribution Agreement.

NOTE 3. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended November 30, 2007 and November 30, 2006 were attributed to ordinary income.

As of November 30, 2007, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Unrealized Appreciation/ Depreciation	Total Accumulated Earnings
Treasury Obligations Portfolio	$94,358	—	$94,358

13

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO
Financial Highlights

	Investor Shares				
	For the year ended November 30, 2007	For the year ended November 30, 2006	For the year ended November 30, 2005	For the year ended November 30, 2004	For the year ended November 30, 2003
Per share operating performance for a share outstanding throughout the year					
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.046	0.044	0.025	0.008	0.008
Dividends from net investment income	(0.046)	(0.044)	(0.025)	(0.008)	(0.008)
Ending net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (a)	4.71%	4.51%	2.58%	0.84%	0.77%
Ratios/supplemental data					
Ratios to average net assets:					
Expenses (b)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	4.62%	4.43%	2.55%	0.80%	0.70%
Net assets at the end of the year (000's omitted)	$304,798	$474,039	$314,742	$306,951	$275,074

(a) Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(b) Net of advisory, shareholder servicing fees waived and expenses reimbursed of 0.03%, 0.03%, 0.03%, 0.03%, and 0.02% for each of the respective periods presented.

See notes to financial statements.

14

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO
Financial Highlights (Continued)

	Institutional Shares				
	For the year ended November 30, 2007	For the year ended November 30, 2006	For the year ended November 30, 2005	For the year ended November 30, 2004	For the year ended November 30, 2003
Per share operating performance for a share outstanding throughout the year					
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.049	0.047	0.028	0.011	0.010
Dividends from net investment income	(0.049)	(0.047)	(0.028)	(0.011)	(0.010)
Ending net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (a)	4.98%	4.77%	2.83%	1.09%	1.02%
Ratios/supplemental data					
Ratios to average net assets:					
Expenses (b)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	4.85%	4.67%	2.78%	1.02%	0.95%
Net assets at the end of the year (000's omitted)	$1,381,619	$907,971	$578,250	$618,270	$700,296

(a) Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(b) Net of advisory, shareholder servicing fees waived and expenses reimbursed of 0.09%, 0.08%, 0.03%, 0.03%, and 0.02%, for each of the respective periods presented.

See notes to financial statements.

15

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO
Financial Highlights (Continued)

	Financial Shares				
	For the year ended November 30, 2007	For the year ended November 30, 2006	For the year ended November 30, 2005	For the year ended November 30, 2004	For the year ended November 30, 2003
Per share operating performance for a share outstanding throughout the year					
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.049	0.047	0.028	0.011	0.011
Dividends from net investment income	(0.049)	(0.047)	(0.028)	(0.011)	(0.011)
Ending net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (a)	5.03%	4.82%	2.88%	1.14%	1.07%
Ratios/supplemental data					
Ratios to average net assets:					
Expenses (b)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	4.91%	4.67%	2.84%	1.09%	1.01%
Net assets at the end of the year (000's omitted)	$538,914	$669,859	$1,075,395	$910,176	$995,844

(a) Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(b) Net of advisory, shareholder servicing fees waived and expenses reimbursed of 0.03%, 0.03%, 0.04%, 0.03%, and 0.03%, for each of the respective periods presented.

See notes to financial statements.

16

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO
Financial Highlights (Continued)

	Premium Shares				
	For the year ended November 30, 2007	For the year ended November 30, 2006	For the year ended November 30, 2005	For the year ended November 30, 2004	For the year ended November 30, 2003
Per share operating performance for a share outstanding throughout the year					
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.044	0.042	0.024	0.007	0.006
Dividends from net investment income	(0.044)	(0.042)	(0.024)	(0.007)	(0.006)
Ending net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (a)	4.52%	4.32%	2.40%	0.69%	0.61%
Ratios/supplemental data					
Ratios to average net assets:					
Expenses	0.64%(c)	0.63%(b)	0.63%(b)	0.60%(b)	0.60%(b)
Net investment income	4.44%	4.25%	2.32%	0.64%	0.53%
Net assets at the end of the year (000's omitted)	$96,511	$169,326	$154,035	$192,213	$198,830

(a) Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(b) Net of advisory and distribution fees waived of 0.01%, 0.03%, 0.03%, and 0.02%, for each of the respective periods presented.

(c) Distribution fees waived represents less than 0.001% for the period presented.

See notes to financial statements.

17

The
Milestone
Funds

TREASURY OBLIGATIONS PORTFOLIO
Financial Highlights (Continued)

	Administrative Shares	
	For the year ended November 30, 2007	For the period September 6, 2006* through November 30, 2006
Per share operating performance for a share outstanding throughout the period		
Beginning net asset value per share	$1.00	$1.00
Net investment income	0.039	0.010
Dividends from net investment income	(0.039)	(0.010)
Ending net asset value per share	$1.00	$1.00
Total return (a)	3.97%	0.97%
Ratios/supplemental data		
Ratios to average net assets:		
Expenses	1.17%(d)	1.20%(b)(c)
Net investment income	3.89%	4.11%(c)
Net assets at the end of the period (000's omitted)	$55,556	$46,608

* Commencement of offering of shares.

(a) Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(b) Net of distribution fees waived of 0.01%, for the respective periods presented.

(c) Annualized.

(d) Distribution fees waived represents less than 0.001% for the period presented.

See notes to financial statements.

18

The Milestone Funds

TRUSTEES AND OFFICERS

The Trustees and Officers of the Trust and their year of birth, positions and principal occupations during the past five years are set forth below. The business address for the Trustees and Officers is c/o Milestone Capital Management, LLC, 115 East Putnam Avenue, Greenwich, CT 06830. There is no limit on the length of the term that each trustee serves. The Fund's Statement of Additional Information contains additional information about the Trustees and Officers and is available, without charge, upon request, by calling 1-800-941-MILE.

NAME (AGE), ADDRESS, POSITION	PRINCIPAL OCCUPATION DURING AT LEAST THE PAST FIVE YEARS
INTERESTED PERSONS	
Janet Tiebout Hanson Born: 1952 Trustee since October 2004 Chairman and President October 1994 to April 2004	Chairman and largest individual equity owner of Milestone Capital Management, LLC, the Adviser to the Portfolio. Ms. Hanson founded the Adviser in 1994, and from inception to April 2004, served as President and CEO. Ms. Hanson was a Managing Director at Lehman Brothers from 2004 to 2007. From 1991 to 1993, she was Vice President of the Asset Management Division of Goldman, Sachs & Co. Ms. Hanson was with Goldman, Sachs & Co. from 1977 to 1987, during which period she became Vice President of Fixed Income Sales and served as Co-Manager of Money Market Sales in New York.
NON INTERESTED PERSONS*	
John D. Gilliam Born: 1931 Trustee since October 1994 Chairman since April 2004	Retired. Former Chief Investment Officer, The Robert Wood Johnson Foundation, Princeton, New Jersey, from 1995 to 2003. Former Limited Partner, Goldman, Sachs & Co. from 1987 to 1999. From 1991 to 1994, Mr. Gilliam was Third Deputy Comptroller, Bureau of Asset Management, for the City of New York. He was a Partner at Goldman, Sachs & Co. from 1973 to 1987.
Laura A. Garner Born: 1960 Trustee since June 2006	Partner, Marketing and Investor Relations, Grail Partners, LLC (merchant bank), since 2007. Business Development Director, Juniper Capital Group, LLC (asset management), 2003 to 2007. Global Marketing Director, Merrill Lynch Global Debt markets, 2001 to 2003. Chief Marketing Officer, Internet Partnership Group (education technology), 2000 to 2001.
Nicholas J. Kovich Born: 1956 Trustee since June 2006	President and Chief Executive Officer, Kovich Capital Management (private asset management), since 2001. Managing Director, Morgan Stanley Investment Management, 1996 to 2001.

20

The Milestone Funds

TRUSTEES AND OFFICERS (Continued)

NAME (AGE), ADDRESS, POSITION	PRINCIPAL OCCUPATION DURING AT LEAST THE PAST FIVE YEARS
NON INTERESTED PERSONS* (cont'd)	
Allen Lee Sessoms Born: 1946 Trustee since June 1997	President, Delaware State University. Former Lecturer and Fellow, John F. Kennedy School of Government at Harvard University, 2000 to 2003. Former President of Queens College, The City University of New York, 1995 to 2000. Former Executive Vice President, University of Massachusetts Systems from 1993 to 1995. From 1980 to 1993 Dr. Sessoms was associated with the U.S. Department of State in various capacities including Deputy Chief of Mission, U.S. Embassy, Mexico, Minister-Counselor for Political Affairs, U.S. Embassy, Mexico and counselor for Scientific and Technological Affairs, U.S. Embassy, Parks, France. From 1974 to 1981 Dr. Sessoms was an Assistant Professor of Physics at Harvard University. From 1973 to 1975 Dr. Sessoms was a Scientific Associate at the European Organization of Nuclear Research. He was a post-doctoral Research Associate at Brookhaven National Laboratory from 1972 to 1973.
OFFICERS	
Leigh L. Carleton Born: 1950 Chief Executive Officer and Chief Legal Officer since 2007	President and Chief Executive Officer of Milestone Capital Management, LLC, the Adviser to the Portfolio, since March of 2007. Managed real estate development at the Airlie Group from 2003 to 2007. From 1985 to 2002, managed real estate development projects. From 1972 to 1985 held various positions at IBM in the Large Systems Marketing Division including marketing, marketing practices, and management.
Marc H. Pfeffer Born: 1964 Chief Financial Officer since 2005	Chief Investment Officer at Milestone Capital Management, LLC, since 2004. Associate Director with Bear, Stearns & Co., Inc. from 2001 to 2004. Mr. Pfeffer was previously the Co-Chief Investment Officer, Milestone Capital Management, LP from 1994 to 2001. From 1986 to 1994, he was with Goldman Sachs & Co., Inc., during which period he became Vice President.
Lisa Hanratty Born: 1964 Secretary since 2007	Secretary of the Adviser since March of 2007. Assistant to the Head of the Airlie Group, since 1990. From 1982 to 1989, Sales Assistant at Goldman Sachs in the High Yield Department.

21

The Milestone Funds

TRUSTEES AND OFFICERS (Continued)

NAME (AGE), ADDRESS, POSITION	PRINCIPAL OCCUPATION DURING AT LEAST THE PAST FIVE YEARS
OFFICERS (cont'd)	
Michael J. Wagner Born: 1950 Chief Compliance Officer since 2007	President of Fund Compliance Services, LLC since 2006; Senior Vice President of Fund Compliance Services, LLC from 2004 to 2006; Vice President of GemCom, LLC since 2004; President of Gemini Fund Services, LLC from 2003 to 2006; Chief Operations Officer of Gemini Fund Services, LLC from 2003 to 2006; Senior Vice President, Fund Accounting, of Orbitex Fund Services from 2001 to 2002; Director, Constellation Trust Company since 2005.

Janet Tiebout Hanson is an interested person of the Trust as that term is defined in the 1940 Act.

* Mr. John Quelch resigned from the Board in March 2007.

22

The Milestone Funds

Adviser

Milestone Capital Management, LLC
115 East Putnam Avenue
Greenwich, CT 06830

Administrator

Milestone Capital Management, LLC
115 East Putnam Avenue
Greenwich, CT 06830

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
800-363-7660

Transfer Agent

ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
800-363-7660

Sub-Administrator / Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Legal Counsel

Kramer, Levin, Naftalis & Frankel
1177 Avenue of the Americas
New York, NY 10036

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

This report is authorized for distribution only to current shareholders and to others who have received a copy of The Milestone Funds prospectus

A description of the Funds proxy voting policies and procedures is available without charge and upon request by calling the Milestone Funds at (800) 941-MILE or by accessing the Securities and Exchange Commission's ("Commission") website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by calling The Milestone Funds at (800) 941-MILE or accessing the Funds' Form N-PX on the Commission's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC website at http://www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800)-SEC-0330.

The Milestone Funds
115 East Putnam Avenue, Greenwich, CT 06830
800-941-MILE

The Milestone Funds

Treasury Obligations Portfolio

UNAUDITED PORTFOLIO HOLDINGS
as of 09/30/08

SECURITY / COLLATERAL DESCRIPTION	MATURITY DATE	MARKET VALUE
REPURCHASE AGREEMENTS (Repo)		
Overnight Treasury Repo, Deutsche Bank Securities	10/01/2008	100,000,000
Overnight Treasury Repo, BNP Paribas	10/01/2008	675,000,000
Overnight Treasury Repo, BNP Paribas	10/01/2008	70,000,000
Overnight Treasury Repo, JP Morgan Chase	10/01/2008	388,000,000
Overnight Treasury Repo, Deutsche Bank Securities	10/01/2008	82,800,000
Term Treasury Repo, Deutsche Bank Securities	10/15/2008	155,000,000
Term Treasury Repo, Deutsche Bank Securities	02/02/2009	50,000,000
		1,520,800,000
TREASURY NOTES		
		0
TREASURY BILLS		
US Treasury Bills 11/13/2008	11/13/2008	15,000,000
US Treasury Bills 12/04/2008	12/04/2008	25,000,000
US Treasury Bills 12/11/2008	12/11/2008	25,000,000
US Treasury Bills 12/18/2008	12/18/2008	10,000,000
US Treasury Bills 12/26/2008	12/26/2008	25,000,000
US Treasury Bills 1/08/2009	01/08/2009	15,000,000
		115,000,000
TOTAL		***1,635,800,000***

Milestone Capital Management

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO
Statement of Assets and Liabilities
September 30, 2008 (Unaudited)

ASSETS:		
Investments, at value and cost	$	114,504,467
Repurchase agreements, at value and cost		1,520,800,000
Cash		5,003,524
Interest Receivable		212,104
Prepaid Expenses		25,361
Total assets		1,640,545,456
LIABILITIES:		
Dividends payable		1,700,300
Advisory fee payable		126,901
Shareholder service fee payable		44,345
Distribution fee payable - Premium & Administrative Shares		62,332
Administration fee payable		42,564
Accrued expenses		222,498
Total liabilities		2,198,940
NET ASSETS	$	1,638,346,516
NET ASSETS BY CLASS OF SHARES:		
Investor Shares	$	139,104,328
Institutional Shares		614,707,214
Financial Shares		717,506,092
Premium Shares		103,459,734
Administrative Shares		63,569,148
NET ASSETS	$	1,638,346,516
SHARES OUTSTANDING:		
Investor Shares		139,070,307
Institutional Shares		614,567,625
Financial Shares		717,538,383
Premium Shares		103,496,718
Administrative Shares		63,568,293
NET ASSET VALUE PER SHARE	$	1.00
COMPOSITION OF NET ASSETS:		
Shares of beneficial interest	$	1,638,236,018
Accumulated net realized gain		110,498
NET ASSETS	$	1,638,346,516

THE IPO PLUS

AFTERMARKET FUND

AN IMPORTANT MESSAGE ABOUT OUR PRIVACY POLICY

As a broker-dealer and the investment advisor to the IPO Plus Aftermarket Fund, we at Renaissance Capital want to assure you that your privacy is important to us. We take every reasonable precaution to safeguard your personal information from unauthorized access.

We collect non-public personal information about you that we receive from you on the New Account or IRA Applications or other forms, correspondence or conversations.  We also collect information about your transactions with us, our affiliates, or others.

We do not sell or disclose any nonpublic personal information about you or your IPO Plus Fund Aftermarket account to anyone except as permitted by law.  For example, we disclose all of the information we collect, as described above, to our transfer agent so that they can process your transactions.  We restrict access to your nonpublic personal information to those employees who need to know that information so that they may provide products and services to you.  We maintain physical, electronic and procedural safeguards that comply with federal standard to guard your nonpublic personal information.

If you own shares of the IPO Plus Aftermarket Fund through a financial intermediary including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary may govern how your non-public personal information would be shared with nonaffiliated third parties.

For more information about our privacy policy, visit our web site www.ipohome.com

Or, call us toll-free 1-888-IPO-FUND

1-888-476-3863.

Renaissance Capital—The IPO Expert

IPO PLUS AFTERMARKET FUND

NASDAQ Symbol: IPOSX

ADDING TO YOUR ACCOUNT IS SIMPLE!

To make an additional investment in your IPO Plus Fund account, complete the form below, detach and mail it with your check payable to the IPO Plus Fund:

Name on Account: ________________________________

IPO Plus Fund Account Number: ____________________

Amount: ____________________

Mail to: The IPO Plus Fund ● 4020 South 14th Street, Suite 2

Omaha, NE  68137

Questions? Call us toll-free 1-888-476-3863

www.IPOhome.com

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that Warren Greene is the independent audit committee financial expert.

Item 4. Principal Accountant Fees and Services

(a)

Audit Fees

Registrant

Advisor

             FY 09/30/08

$14,500

N/A

FY 09/30/07

$13,500

N/A

FY 09/30/06

$12,500

N/A

(b)

Audit-Related Fees

Registrant

Advisor

FYE 09/30/08

$0

N/A

FYE 09/30/07

$0

N/A

FYE 09/30/06

$0

N/A

(c)

Tax Fees

Registrant

Advisor

FYE 09/30/08

$2,500

N/A

FYE 09/30/07

$2,500

N/A

FYE 09/30/06

$2,500

N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

Registrant

Advisor

FYE 09/30/08

$0

N/A

FYE 09/30/07

$0

N/A

FYE 09/30/06

$0

N/A

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Advisor

Audit-Related Fees:

N/A

N/A

Tax Fees:

0.00%

N/A

All Other Fees:

N/A

N/A

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Advisor

FYE 09/30/2008

$2,000

N/A

FYE 09/30/2007

$2,000

N/A

FYE 09/30/2006

$2,000

N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.   Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 10.   Submission of Matters to a Vote of Security Holder.   None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of September 30, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report (in the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Code of Ethics filed herewith.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Renaissance Capital Greenwich Funds

By (Signature and Title)

*

/s/

William K. Smith

William K. Smith, President

Date

12/08/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/

William K. Smith

William K. Smith, President

Date

12/08/08

By (Signature and Title)

*

/s/

Kathleen S. Smith

Kathleen S. Smith, Vice President, Treasurer

Date

12/08/08

* Print the name and title of each signing officer under his or her signature.